E*TRADE BOND FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE Bond Fund (the "Fund") for the year ended December 31, 2001. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

Prior to November 18, 2001, the Fund was a passively managed index fund designed to track the Lehman Government/Credit Bond Index (the "Bond Index")*, which is an unmanaged, composite index of the U.S. bond market containing over 5,300 issues. The Fund has changed its investment objective and is now an actively managed bond fund. The Fund's current investment objective is to seek total return with an emphasis on income.

The Fund seeks to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of debt securities. The debt securities in which the Fund may invest include, among others: debt securities of domestic companies and U.S. dollar denominated foreign corporate issuers; securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-related securities issued or guaranteed by private issuers and guarantors; asset-backed securities and short-term debt obligations, including repurchase agreements, commercial paper, and variable rate demand notes.


----------------------------------------------------------------------------------------------------------
                                         Average Annual                    Cumulative Return
                                         Return
----------------------------------------------------------------------------------------------------------
                            One          Since           9/1/99-           Since           9/1/99-
                            Year         Inception       12/31/01**        Inception       12/31/01**
----------------------------------------------------------------------------------------------------------
Fund                        7.93%        8.63%           8.65%             21.76%          21.40%
----------------------------------------------------------------------------------------------------------
Bond Index                  8.68%        -               8.87%             -               21.96%
----------------------------------------------------------------------------------------------------------
LB Intermediate             8.68%        -               8.87%             -               21.95%
U.S. Aggregate
Bond Index
----------------------------------------------------------------------------------------------------------

The following graph shows the hypothetical return of $10,000 invested on August 13, 1999 in the Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Intermediate U.S. Aggregate Bond Index(and not the return of the Fund). An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                     Lehman Brothers Government/Credit
 DATE                Bond Index+
-----------------------------------------

8/13/99            $10,000.00
8/31/99            $ 9,992.00
9/30/99            $10,081.93
10/31/99           $10,108.14
11/30/99           $10,102.08
12/31/99           $10,040.45
1/31/00            $10,037.44
2/29/00            $10,162.91
3/31/00            $10,309.26
4/30/00            $10,258.74
5/31/00            $10,249.51
6/30/00            $10,458.60
7/31/00            $10,569.46
8/31/00            $10,718.49
9/30/00            $10,759.22
10/31/00           $10,827.00
11/30/00           $11,012.14
12/31/00           $11,229.08
1/31/01            $11,417.73
2/29/01            $11,535.33
3/31/01            $11,588.40
4/30/01            $11,501.48
5/31/01            $11,568.19
6/30/01            $11,623.72
7/31/01            $11,913.15
8/31/01            $12,065.64
9/30/01            $12,176.64
10/31/01           $12,485.93
11/30/01           $12,281.16
12/31/01           $12,184.14


                     Lehman Brothers Intermediate U.S. Aggregate
 DATE                Bond Index+
-----------------------------------------

8/13/99            $10,000.00
8/31/99            $ 9,995.00
9/30/99            $10,110.94
10/31/99           $10,148.35
11/30/99           $10,147.34
12/31/99           $10,098.63
1/31/00            $10,065.30
2/29/00            $10,187.10
3/31/00            $10,321.56
4/30/00            $10,291.63
5/31/00            $10,286.49
6/30/00            $10,500.45
7/31/00            $10,596.00
8/31/00            $10,749.64
9/30/00            $10,817.36
10/31/00           $10,888.76
11/30/00           $11,067.33
12/31/00           $11,273.19
1/31/01            $11,456.94
2/29/01            $11,556.62
3/31/01            $11,614.40
4/30/01            $11,565.62
5/31/01            $11,635.01
6/30/01            $11,679.22
7/31/01            $11,940.84
8/31/01            $12,078.16
9/30/01            $12,218.27
10/31/01           $10,049.65
11/30/01           $11,930.36
12/31/01           $11,873.10


The following graph provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2001.

                  E*TRADE BOND
 DATE             INDEX FUND++
-----------------------------------------

8/13/99            $10,000.00
8/31/99            $10,030.00
9/30/99            $10,119.27
10/31/99           $10,139.51
11/30/99           $10,139.51
12/31/99           $10,074.61
1/31/00            $10,064.54
2/29/00            $10,196.38
3/31/00            $10,349.33
4/30/00            $10,287.23
5/31/00            $10,266.66
6/30/00            $10,473.02
7/31/00            $10,588.22
8/31/00            $10,735.40
9/30/00            $10,784.78
10/31/00           $10,848.41
11/30/00           $11,040.43
12/31/00           $11,281.11
1/31/01            $11,454.17
2/29/01            $11,573.15
3/31/01            $11,621.88
4/30/01            $11,534.17
5/31/01            $11,599.95
6/30/01            $11,650.39
7/31/01            $11,950.83
8/31/01            $12,095.49
9/30/01            $12,222.98
10/31/01           $12,537.70
11/30/01           $12,232.14
12/31/01           $12,176.13


[insert graph]

+Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001. This graph reflects the Fund's operating expenses but the Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Intermediate U.S. Aggregate Bond Index do not have expenses which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

FINANCIAL MARKETS COMMENTARY

The US bond market registered robust returns in 2001, outpacing stocks for the second year in a row. A weakening economy caused the Federal Reserve Board to lower interest rates eleven times during the year, bringing the Fed Funds target rate to 1.75% - the lowest rate in 40 years.

At the beginning of the year, the 3-month Treasury Bill yield (5.90%) was greater than that of the 30-year Treasury bond (5.46%), resulting in an inverted yield curve. As the Fed cut rates aggressively during the year, yields on short-term Treasurys fell while yields on long-term yields remained relatively stable. As a result, the yield curve had steepened dramatically by year-end. In fact, the yield differential between the 3-month Treasury bill and the 30-year Treasury bond rose to 3.75%, its greatest level since June of 1993. The top performer for the year in the Treasury market was the 2-year note, returning 8.15%, while the lowest return came from the 30-year bond at 3.46%.

Yields reached their lows in early November before spiking upward as investors began to anticipate renewed economic growth, as the stock market rebounded, and as consumer confidence began to recover. Long-term Treasurys returned more than 8.5% in October when the Treasury announced plans to suspend issuance of the 30-year bond, but promptly gave back this return in November and December.

Corporate bonds outperformed Treasurys in 2001, returning 10.4%. Remarkably, this strong performance was achieved despite the general decline in credit quality. Moody's reported that 645 corporations were downgraded in 2001 while only 219 were upgraded - making the downgrade/upgrade ratio the highest since 1991. 2001 marked a record year for corporate returns and for corporate supply, reflecting investors' demand for higher yielding securities and anticipation of a healthier economy going forward.

E*TRADE Funds

E*TRADE Funds continue to offer an array of index-based, and actively managed mutual funds. Our family of funds is designed to help investors diversify their portfolios across sectors and product types. Our family mission is based on several core principles. We apply seasoned investment experience to actively managed and indexed funds. We keep expenses low by leveraging technology. Low costs and our 100% online platform put the power of portfolio diversification in your hands.

Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

This year, we would like to highlight two of our index funds for you. Using an index based portfolio management strategy means that knowledge of the funds' investment strategy is very transparent. For example the E*TRADE Russell 2000 Index Fund is composed of small cap firms found in the Russell 2000 Index and the E*TRADE S&P 500 Index Fund is composed of firms found on the S&P 500 Index-wasn't that easy...no surprises.

E*TRADE Russell 2000 Index Fund

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index SM****, a recognized benchmark for the small cap group. Small Cap funds have been noted as a well performing group, according to Kiplinger's Personal Finance Magazine*****, in the first year of a recovery, small stocks have outpaced shares of larger companies by 7.5% on average. The reason: Small companies tend to react more quickly to improved economic conditions. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

E*TRADE S&P 500 Index Fund

The E*TRADE S&P 500 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expense, the performance of the S&P 500 Index***, a recognized index for representing a broad perspective on the U.S. Economy. The E*TRADE S&P 500 Index fund is available exclusively to E*TRADE customers.

The E*TRADE Bond Fund's audited financial statements for the year ended December 31, 2001 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Bond Fund.

Sincerely, E*TRADE Funds

*Lehman Brothers ("Lehman") does not sponsor the E*TRADE Bond Fund, nor is it affiliated in any way with the Fund or advisor. "Lehman Brothers Government/Corporate Bond Index(R)" is a trademark of Lehman. The E*TRADE Bond Fund is not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the E*TRADE Bond Fund or the Master Portfolio.

** The E*TRADE Bond Fund began operations on August 13, 1999. Index Comparisons began on September 1, 1999.

*** Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the E*TRADE S&P 500 Index Fund.

The E*TRADE S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the E*TRADE S&P 500 Index Fund.

**** Frank Russell Company does not sponsor the E*TRADE Russell 2000 Index Fund nor is it affiliated in any way with E*TRADE Asset Management or the E*TRADE Russell 2000 Index Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The E*TRADE Russell 2000 Index Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the E*TRADE Russell 2000 Index Fund.

***** Kiplinger's Personal Finance Magazine, January 2002. Kiplinger's utilized data back to 1954, which covered the past 10 recessions in the US economy.

E*TRADE BOND FUND
Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------



                                                  FACE AMOUNT         VALUE
                                                 -------------    -------------
CORPORATE BONDS & NOTES (31.6%)
----------------------------------------------
AUTOMOBILES                          (2.3%)
TRW, Inc.
  6.05%, 01/15/05                                      190,000        189,571
                                                                   ----------

BANKING                             (12.5%)
First Union Corp.
  6.00%, 10/30/08                                      255,000        252,398
General Motors Acceptance Corp.
  7.25%, 03/02/11                                      250,000        251,025
Merrill Lynch & Co.
  6.55%, 08/01/04                                      100,000        105,734
Occidental Petroleum, Inc.
  7.65%, 02/15/06                                      120,000        127,626
Washington Mutual, Inc.
  7.50%, 08/15/06                                      300,000        323,806
                                                                   ----------
                                                                    1,060,589
                                                                   ----------
COMPUTERS                            (3.7%)
Sun Microsystems, Inc.
  7.35%, 08/15/04                                      300,000        314,138
                                                                   ----------

COSMETICS / PERSONAL CARE            (3.6%)
International Flavors & Fragrance
  6.45%, 05/15/06                                      300,000        303,398
                                                                   ----------

MULTIMEDIA NETWORKING                (3.9%)
AOL-Time Warner, Inc.
  8.18%, 08/15/07                                      300,000        331,628
                                                                   ----------

RETAIL SALES                         (2.7%)
Dayton Hudson Corp.
  5.88%, 11/01/08                                      225,000        228,876
                                                                   ----------

TELEPHONE COMMUNICATIONS             (2.9%)
Qwest Capital Funding
  5.88%, 08/03/04                                      250,000        247,474
                                                                   ----------

                                                                   ----------
TOTAL CORPORATE BONDS & NOTES (Cost:  $2,693,359)                   2,675,674
                                                                   ----------

                                                  FACE AMOUNT         VALUE
                                                 -------------    -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (51.7%)
--------------------------------------------------------
BANKING                             (51.7%)
Federal Farm Credit Bank
  5.75%, 01/25/08                                      200,000        206,340
Federal Home Loan Bank
  4.63%, 08/13/04                                    1,500,000      1,532,403

Federal Home Loan Mortgage Corporation Discount Note
  1.73%, 04/24/02                                      750,000        745,892
Federal National Mortgage Association
  6.00%, 11/01/31                                      998,536        977,754
  6.25%, 02/01/11                                      280,000        284,798
Ford Credit Auto Owner Trust
  7.50%, 10/15/04                                      350,000        370,423
Residential Funding Mortgage Securities I, Inc.
  6.50%, 03/25/24                                      260,000        261,758
                                                                   ----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost:  $4,400,826)    4,379,368
                                                                   ----------

                                                  FACE AMOUNT         VALUE
                                                 -------------    -------------
U.S. TREASURY BONDS & NOTES (10.0%)
-------------------------------------------------
U.S. Treasury Note                  (10.0%)
  5.00%, 08/15/11                                      850,000        847,875
                                                                   ----------
TOTAL U.S. TREASURY BONDS & NOTES (Cost:  $867,229)                   847,875
                                                                   ----------

                                                  FACE AMOUNT         VALUE
                                                 -------------    -------------
SHORT TERM INSTRUMENTS (4.5%)
-------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 12/31/01, due 01/02/02,
  with a maturity value of $380,526 and an
  effective yield of 1.40%.                            380,496        380,496
                                                                   ----------
TOTAL SHORT TERM INSTRUMENTS (Cost:  $380,497)                        380,496
                                                                   ----------


TOTAL INVESTMENTS (Cost: $8,341,911)   (97.8%)                      8,283,413
OTHER ASSETS, LESS LIABILITIES          (2.2%)                        189,909
                                                                   ----------
NET ASSETS                            (100.0%)                     $8,473,322
                                                                   ==========



   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
----------------------------------------------------------------------------

ASSETS

Investments at-value (cost:  $8,341,911) (Note 1)                $8,283,413
Receivable for fund shares sold                                      93,340
Due from E*TRADE Asset Management, Inc. (Note 2)                     20,295
Interest receivable                                                 125,334
Receivable for investment securities sold                             1,464
                                                                 ----------
       TOTAL ASSETS                                               8,523,846
                                                                 ----------
LIABILITIES
Payable for fund shares redeemed                                     26,313
Accrued administration fee (Note 2)                                   1,156
Distributions to shareholders                                         3,838
Accrued accounting, custody and transfer agent fees                   8,142
Due to Trustees                                                       1,170
Accrued expenses                                                      9,905
                                                                 ----------
       TOTAL LIABILITIES                                             50,524
                                                                 ----------
TOTAL NET ASSETS                                                 $8,473,322
                                                                 ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                   8,560,559
Distributions in excess of net investment income                    (11,698)
Net realized loss on investments                                    (17,041)
Net unrealized depreciation of investments                          (58,498)
                                                                 ==========
TOTAL NET ASSETS                                                 $8,473,322
                                                                 ==========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)           797,168
                                                                 ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $    10.63
                                                                 ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2001
----------------------------------------------------------------------------
NET INVESTMENT INCOME:
    Interest                                                      $ 311,636
                                                                  ---------
             TOTAL INVESTMENT INCOME                                311,636
                                                                  ---------
EXPENSES (NOTE 2):
    Advisory fee                                                      6,596
    Administration fee                                               22,047
    Shareholder servicing fees                                        2,263
    Legal services                                                    5,074
    Audit services                                                    2,181
    Transfer and dividend disbursing agent                            1,978
    Registration fees                                                 6,063
    Trustee fees                                                      3,741
    Miscellaneous                                                     3,526
                                                                  ---------
    TOTAL EXPENSES BEFORE WAIVER                                     53,469
Waived fees and reimbursed expenses (Note 2)                        (32,467)
                                                                  ---------
    NET EXPENSES                                                     21,002
                                                                  ---------
NET INVESTMENT INCOME                                               290,634
                                                                  ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized gain on sale of investments                         11,294
    Net change in unrealized depreciation of investments           (172,044)
                                                                  ---------

             NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS       (160,750)
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 129,884
                                                                  =========
   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

                                                                                 For the Year Ended       For the Year Ended
                                                                                  December 31, 2001        December 31, 2000
                                                                                --------------------     --------------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                $   290,634               $   185,817
Net realized gain/(loss) on sale of investments                                           11,294                   (12,185)
Change in unrealized appreciation/(depreciation) of investments                         (172,044)                  154,600
                                                                                     -----------               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     129,884                   328,232
                                                                                     -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                (301,541)                 (187,003)
Distributions from net realized gain on sale of investments                              (22,843)                     --
                                                                                     -----------               -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                     (324,384)                 (187,003)
                                                                                     -----------               -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                       7,418,863                 3,538,825
Value of shares issued in reinvestment of dividends and distributions                    291,008                   181,209
Cost of shares redeemed                                                               (2,572,527)               (2,671,680)
                                                                                     -----------               -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                 5,137,344                 1,048,354
                                                                                     -----------               -----------
REDEMPTION FEES                                                                            6,856                     7,355
                                                                                     -----------               -----------
NET INCREASE IN NET ASSETS                                                             4,949,700                 1,196,938
NET ASSETS:
Beginning of year                                                                      3,523,622                 2,326,684
                                                                                     -----------               -----------
END OF YEAR                                                                          $ 8,473,322               $ 3,523,622
                                                                                     ===========               ===========
SHARE TRANSACTIONS:
Number of shares sold                                                                    672,516                   351,317
Number of shares reinvested                                                               27,188                    17,922
Number of shares redeemed                                                               (240,524)                 (266,047)
                                                                                     -----------               -----------
NET INCREASE IN SHARES OUTSTANDING                                                       459,180                   103,192
                                                                                     ===========               ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                          Period from
                                                                                                        August 13, 1999
                                                                                                         (commencement
                                                         Year Ended              Year Ended          of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                December 31, 2001     December 31, 2000 7        December 31, 1999 7
                                                     -------------------   ----------------------   ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $          10.43      $           9.91         $             10.00
                                                     -------------------   ----------------------   ------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.58  8               0.63                        0.16
  Net realized and unrealized gain (loss)
    on investments                                                0.23  8               0.49                       (0.09)
                                                     -------------------   ----------------------   ------------------------
  TOTAL INCOME FROM INVESTMENT OPERATIONS                         0.81                  1.12                        0.07
                                                     -------------------   ----------------------   ------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income                       (0.59)                (0.63)                      (0.16)
  Distributions from net realized gains                          (0.03)                   --                          --
                                                     -------------------   ----------------------   ------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (0.62)                (0.63)                      (0.16)
                                                     -------------------   ----------------------   ------------------------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                          0.01                  0.03                        0.00  4
                                                     -------------------   ----------------------   ------------------------
NET ASSET VALUE, END OF PERIOD                                  $10.63                $10.43                       $9.91
                                                                ======                ======                      ======

TOTAL RETURN                                                      7.93 %               11.98 %                     0.74 %  3
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)                      $8,473                $3,524                      $2,327
  Ratio of expenses to average net assets 1                       0.40 %                0.35 %  5                   0.35 %  5  6
  Ratio of net investment income to average
    net assets 2                                                  5.57 %  8             6.47 %                      6.34 %  6
  Portfolio turnover rate                                        25.98 %  10           52.00 %  9                  25.00 %  3  9)
----------------------------------------------------------------------------------------------------------------------------

 1  Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                  1.02 %                  --                          --
 2  Ratio of net investment income to average net assets prior
     to waived fees and reimbursed expenses                       4.95 %                  --                          --
 3  For the period August 13, 1999 (commencement of operations) through December
    31, 1999 and not indicativce of a full year's operating results.
 4  Rounds to less than $0.01.
 5  The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.35% for the period from August 13, 1999
    (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
 6  Annualized.
 7  Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Bond
    Index Master Portfolio.
 8  Effective January 1, 2001 the E*TRADE Bond Index Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and
    began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by
    $.02 and decrease the ratio of net investment income to average net assets from 5.76% to 5.57%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.
 9  Portfolio turnover rate of Master Portfolio.
10  For the period November 16, 2001 through December 31, 2001.

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Bond Fund (the "Fund") (formerly the E*TRADE Bond Index Fund), is a diversified series of E*TRADE Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2001 the Trust consisted of seven series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Bond Fund.

For the period from August 13, 1999 through November 15, 2001, the Fund had invested substantially all of its investable assets in the Bond Index Master Portfolio (the "Master Portfolio"). The Master Portfolio had investment objectives, policies and limitations substantially identical to those of the Fund. Effective November 18, 2001, the Fund began investing directly in debt securities. Therefore, the financial statements and financial highlights of the Fund and Master Portfolio have been presented on a combined basis.

As of November 18, 2001, the Fund's investment objective is to seek total return with an emphasis on income. The Fund will seek to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of debt securities.

For the period from August 13, 1999 to November 18, 2001, the Fund's investment objective was to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Credit Bond Index ("Bond Index").* The Fund sought to achieve its objective by investing in the Master Portfolio. The Master Portfolio, in turn, invested in a representative sample of the securities that comprised the Bond Index and in proportions that matched their index weight.

* "Lehman Brothers Government/Credit Bond Index (TM) " is a trademark of Lehman Brothers ("Lehman"). Lehman does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Lehman Brothers Government/Corporate Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

Effective January 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities using the constant yield to maturity method. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities purchased.

The cumulative effect of this accounting change had no impact on the total net assets of the Fund but resulted in the reclassification of the components of net assets as of January 1, 2001, based on securities held by the Fund as of that date:

                                                        Accumulated
                 Net Unrealized                      Undistributed Net
          Appreciation/(Depreciation)                Investment Income
          ---------------------------                -----------------
                    $19,871                              $(19,871)

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $10,067, increase net unrealized depreciation by $3,629, and increase net realized gain by $6,438. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

For the year ended December 31, 2001, the fund has elected to defer $17,041 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor to the Fund, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets. For the period from August 13, 1999 through November 18, 2001, ETAM was paid an annual rate of 0.02% of the Fund's average daily net assets for its services as investment advisor to the Fund.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Funds Advisors, Inc. ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For the period August 13, 1999 through November 18, 2001 BGFA received 0.08% of the Fund's average daily net assets invested in the Master Portfolio. For the period August 13, 1999 through November 18, 2001, the Fund recorded daily its proportionate share of the Master Portfolio's advisory fee, described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets. Prior to September 10, 2001, ETAM was paid a fee equal to 0.25% of average daily net assets.

As of November 18, 2001, ETAM also acts as shareholder servicing agent to the Fund under a new Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. Prior to November 18, 2001, the Fund paid ETAM 0.35% of its average daily net assets of a unitary and all inclusive administrative services fee. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to September 10, 2001, E*TRADE Securities, Inc., served as the shareholder servicing agent for the Fund.

The amount called Due from E*TRADE Asset Management reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%. Prior to November 18, 2001 the Fund charged a unitary fee of 0.35% that did not contemplate a waiver. For the period after November 18, 2001 ETAM waived or reimbursed fees or expenses totaling $32,467.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2001.

3. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The Fund did not have any securities lending activity during the year ended December 31, 2001.

4. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the year ended December 31, 2001.

5. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The   repurchase   agreements   held  by  the  Fund  at  year  ended  was  fully
collateralized by the U.S. Government obligations with a rate of 4.63%, a maturity date of 03/25/09 and an aggregate market value of $400,000.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. Government obligations, aggregated $3,032,872 and $0, respectively, for the year ended December 31, 2001. Purchases and sales of U.S. Government obligations for the year ended December 31, 2001 aggregated $6,111,805 and $1,936,200, respectively.

7. UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At December 31, 2001, the cost basis of the investments for financial statement purposes was equal to the cost basis for federal income tax purposes. Net unrealized depreciation aggregated $58,498, of which $4,782 represented gross unrealized appreciation on securities and $63,280 represented gross unrealized depreciation on securities.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Bond Fund (the "Fund") (one of seven funds comprising the E*TRADE Funds) including the schedule of investments, as of December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years ended December 31, 2001 and 2000, and the financial highlights for each of the respective periods ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Bond Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Los Angeles, California
February 14, 2002

TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $20,399 as long-term capital gain dividends for the year ended December 31, 2001.



RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on November 2, 2001, as reconvened on November 27, 2001, at which shareholders voted on and approved the proposals described below. The proxy with respect to this meeting, dated September 21, 2001, provides a more comprehensive discussion of the proposals. The following are the results of the vote:

A. Proposals Approved by Shareholders

   o Election of Trustees of the Trust (aggregating the votes of all shareholders of each series of the Trust)

                   FOR                             WITHHELD AUTHORITY
                   ---                             ------------------
                84,354,539                             6,895,617

   o Conversion of Investment Objective from Fundamental to Non-fundamental

            FOR                     AGAINST                  ABSTAINED
            ---                     -------                  ---------
          260,257                    50,163                    7,656

   o Amendment of Fundamental Investment Restrictions

                                                 FOR      AGAINST  ABSTAINED
     a. Industry Concentration                 265,516     44,510    8,050
     b. Diversification                        265,903     45,060    7,113
     c. Borrowing Money                        262,525     47,893    7,658
     d. Issuing Senior Securities              262,171     47,257    8,648
     e. Lending                                262,883     47,267    7,926
     f. Underwriting                           262,686     47,764    7,626
     g. Investments in Real Estate             265,042     45,689    7,345
     h. Investments in Commodities and         262,500     47,762    7,814
        Commodity Contracts

   o Change in Investment Objective

            FOR                     AGAINST                  ABSTAINED
            ---                     -------                  ---------
          259,894                    53,321                    4,861

   o Approval of Investment Advisory Agreement with ETAM

             FOR                     AGAINST                  ABSTAINED
             ---                     -------                  ---------
           263,000                    46,434                    8,642

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

     The chart below identifies the Trustees and officers of the Trust which currently consists of seven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

---------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS             HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (36)              Since February 1999        Mr. Grenadier is an Associate
118 King Street                                               Professor of Finance at the
San Francisco, CA  94107                                      Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
---------------------------------------------------------------------------------------------------------------------------
*Shelly J. Meyers (42) (1)         Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Investment
118 King Street                                               Executive Officer, and founder of     Trust
San Francisco, CA  94107                                      Meyers Capital Management, a
Trustee                                                       registered investment adviser         Meyers Capital
                                                              formed in January 1996.  She has      Management LLC
                                                              also managed the Meyers Pride Value
                                                              Fund since June 1996.
---------------------------------------------------------------------------------------------------------------------------
*Leonard C. Purkis (52) (1)        Since February 1999        Mr. Purkis is chief financial         E*TRADE Bank
118 King Street                                               officer and executive vice
San Francisco, CA  94107                                      president of finance and
Trustee                                                       administration of E*TRADE Group,
                                                              Inc.  He previously served as chief
                                                              financial officer for Iomega
                                                              Corporation (hardware manufacturer)
                                                              from 1995 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (48)               Since February 1999        Ms. Rabun is the Founder and Chief    Trust For Investment
118 King Street                                               Executive Officer of InvestorReach    Managers
San Francisco, CA  94107                                      (which is a consulting firm
Trustee                                                       specializing in marketing and
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).
---------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (67)              Since December 1999        Mr. Rebhan retired in December        Trust For Investment
118 King Street                                               1993, and prior to that he was        Managers
San Francisco, CA  94107                                      President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
---------------------------------------------------------------------------------------------------------------------------
Liat Rorer (41)                    Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                     Operations and a director of
                                                              E*TRADE Asset Management, Inc.
                                                              She is also a Key Business Leader
                                                              of E*TRADE Securities, Inc. which
                                                              she joined in 1999. Prior to that Ms.
                                                              Rorer worked as a senior consultant
                                                              for the Spectrem Group, (financial
                                                              services consulting) beginning in
                                                              1998. From 1996 to 1998, she was
                                                              a marketing Vice President for
                                                              Charles Schwab's Retirement Plan
                                                              Services, and prior to that she held
                                                              positions in Fidelity's Retail
                                                              Services, Legal and Institutional
                                                              Services Departments.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS             HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (41)           Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She
                                                              joined E*TRADE in September
                                                              2000. Prior to that, she worked at
                                                              Wells Fargo Bank from 1984 to
                                                              2000 and managed various areas of
                                                              Wells Fargo's mutual fund group.
---------------------------------------------------------------------------------------------------------------------------
Ulla Tarstrup (34)                     Since August 2000      Ms. Tarstrup joined E*TRADE in        N/A
Vice President                                                August 1998.  Prior to that, she
                                                              worked in Franklin Resources' legal
                                                              and administration department from
                                                              1994 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Jay Gould (46)                         Since August 2000      Mr. Gould is Secretary of             N/A
Secretary                                                     E*TRADE Asset Management.
                                                              From February to December 1999,
                                                              he served as a Vice President at
                                                              Transamerica and prior to that he
                                                              worked at Bank of America
                                                              (banking and financial services)
                                                              from 1994.
---------------------------------------------------------------------------------------------------------------------------

* Ms. Meyers may be considered an "interested" person of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Purkis may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

(1) Effective February 21, 2002, Mr. Purkis resigned as a Trustee and Mitchell Caplan was elected by the Board as an "interested" Trustee

    The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.